Fair Value - Summary of significant unobservable inputs used in fair value measurement of assets (Detail) - 12 months ended Dec. 31, 2020 S/ in Thousands	PEN (S/)	USD ($)
Zipline International Inc [Member] | Equity Method [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	According to credit risk	According to credit risk
Percentage of base points increase in weighted average cost of capital	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	S/ 1,811,000
NAV [member] | Royalty Pharma [member] | DCF Method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 10,754,000
Amount Of Valuation Processes Used In Fair Value Measurement Assets | $		$ 215.19
NAV [member] | Private equity funds [Member] | DCF Method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on each investment	Depends on each investment
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 27,983,000